Equity Investments With Readily Determinable Fair Value	12 Months Ended
Jun. 30, 2023
Investments in and Advances to Affiliates [Abstract]
Equity Investments With Readily Determinable Fair Value
Note 7. Equity Investments With Readily Determinable Fair Value
As of June 30, 2023
,
the Company held investments of (i) Townsquare Media, Inc. (“Townsquare”), and (ii) DraftKings Inc. (“DraftKings”):

•	Townsquare is a media, entertainment and digital marketing solutions company that is listed on the New York Stock Exchange (the “NYSE”) under the symbol “TSQ.”

•	DraftKings is a fantasy sports contest and sports gambling provider that is listed on the Nasdaq Stock Market (“NASDAQ”) under the symbol “DKNG.”

The fair value of the Company’s investments in Class A common stock of Townsquare and Class A common stock of DraftKings is determined based on quoted market prices in active markets on the NYSE and NASDAQ, respectively, which are classified within Level I of the fair value hierarchy. As a holder of Class C common stock of Townsquare, the Company is entitled to convert at any time all or any part of the Company’s shares into an equal number of shares of Class A common stock of Townsquare, subject to restrictions set forth in Townsquare’s certificate of incorporation. Therefore, the fair value of the Company’s investment in Class C co mm
on stock of Townsquare is also determined based on the quoted market price in an active market on the NYSE, which is classified as Level I of the fair value hierarchy.
The carrying fair value of these investments, which is reported under Other non-current
assets in the accompanying consolidated and combined balance sheets as of June 30, 2023 and 2022, is as follows:

	As of June 30,
	2023	2022
Townsquare Class A common stock	$6,945	$4,776
Townsquare Class C common stock	13,399	21,499
DraftKings Class A common stock	11,297	10,146

Total Equity investments with readily determinable fair value	$31,641	$36,421

The following table summarizes the realized and unrealized gain (loss) on equity investments with readily determinable fair value, which is reported in Other income (expenses), net in the accompanying consolidated and combined statements of operations:

	Years ended June 30,
	2023	2022	2021
Unrealized gain (loss)—Townsquare	$7,644	$(14,629)	$26,563
Unrealized gain (loss)—DraftKings	8,406	(35,213)	26,942

Total Unrealized gains (loss)	$16,050	$(49,842)	$53,505

Gain (loss) from shares sold—DraftKings	2,608	—	(2,327)
Gain (loss) from shares sold—Townsquare	975	—	—

Total realized and unrealized gain (loss)	$19,633	$(49,842)	$51,178

Supplemental information on realized gain (loss):
Shares of common stock sold—DraftKings	444	—	420
Cash proceeds from common stock sold—DraftKings	$9,864	$—	$22,079
Shares of common stock sold—Townsquare	1,500	—	—
Cash proceeds from common stock sold—Townsquare	$14,550	$—	$—